Goodwill	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Goodwill
17. GOODWILL

	2021	2020
Cost
Recycomb S.A.U.	52,403	52,403

Total	52,403	52,403

For impairment testing purposes, goodwill was allocated to the waste treatment cash-generating unit.
Waste treatment cash-generating unit:
The recoverable amount of this cash-generating unit is determined based on a calculation of the value in use which uses cash flow projections based on financial budgets approved by the directors for a five-year period.
The key hypothesis used in the determination of the recoverable value are consistent with the ones disclosed in Note 13.2 used for the impairment test of property, plant and equipment items.